UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued (in Shares)	0	0	0
Preferred stock, shares outstanding (in Shares)	0	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)	250,000,000	250,000,000	250,000,000
Common stock, shares issued (in Shares)	43,034,894	43,034,894	42,894,894
Common stock, shares outstanding (in Shares)	43,034,894	43,034,894	42,894,894